Fair Value Measurements - Assets and liabilities at fair value (Details) - Southport Acquisition Corp - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Warrant liability	$ 5,797,850		$ 4,639,000	$ 580,500
Level 1 | Recurring
Assets:
Marketable securities held in trust account	438,166		429,151	44,709,805
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability				287,500
Level 2 | Warrant
Liabilities:
Warrant liability	5,797,850	$ 4,639,000	4,639,000	293,000
Level 2 | Recurring | Public Warrants
Liabilities:
Warrant liability	2,873,850		2,300,000
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 2,924,000		$ 2,339,000	$ 293,000